[Fund Name] [Date], 2020

x $[xx.xx] billion investment grade fixed - income portfolio ( as of [Date]) » Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated under the federal securities laws administered by the U.S. Securities and Exchange Commission » Monthly unit valuation and income distribution – independent third - party pricing x Record of consistent and competitive returns » 25 out of 27 years outperforming its benchmark on a gross basis, 16 of those years on a net basis x Investment strategy » With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by providing : ▪ a higher income ▪ a superior credit profile ▪ a similar interest rate risk 1 Features of the HIT As of March 31, 2020, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31, 2020 was 8.60%, 4.54%, 3.17%, and 3.70%, respectiv ely. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deducti on of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus.

*Letter from George Meany, President, AFL - CIO, dated March 23, 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p.2 (the “Meany Letter”). The Meany Letter is available on the HIT’s website at https://www.aflcio - hit.com/wp - content/uploads/2019/10/meany_letter.pdf . x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). x Created by the AFL - CIO Executive Council under President George Meany’s leadership. » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all construction related investments. [Project Name] [Project City, State] [Project Name] [Project City, State] 2 [Project Name] [Project City, State] History of the HIT

HIT’s Long History of Impact Investing Successful history as a fixed income impact investor incorporating Environmental, Social, and Governance (ESG) factors into its investment strategy and required reporting submitted to obtain 2020 UNPRI signatory status NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of March 31, 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal. 3 Cote Village Boston, MA Gateway Northeast Minneapolis, MN Project 29 (Church + State) Cleveland, OH 18 th Sixth Avenue at Pacific Park Brooklyn, NY 533 $8.7 B $16.5 B $32.9 B $13.3 B 178.3 M 193,729 117,005 Projects in HIT Investment, $170.5M in New Market Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $6.7B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing

4 ^ In addition, HIT subsidiary Building America contributed NMTC allocations as follows: $21M in Boston, $10M in Chicago, $ 8M in NYC, $170.5M Nationwide (1984 - 2019) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 19 34 51 68 66 238 533 HIT Investment^ $396.1M $588.7M $638.8M $1.8B $1.1B $4.5B $8.7B Total Development Cost $691.6M $1.5B $1.5B $4.4B $1.7B $9.8B $16.5B Union Construction Hours 9.1M 12.2M 17.8M 24.2M 17.2M 80.4M 178.3B Total Jobs Created 9,172 13,901 17,718 26,220 21,082 88,093 193,729 Housing Units (% affordable) 3,231 (34%) 4,062 (88%) 11,727 (69%) 42,353 (92%) 9,649 (46%) 71,022 (79%) 117,005 (67%) Total Economic Impact $1.6B $2.7B $2.9B $4.7B $3.5B $15.4B $32.9B 4 *Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input - output based on HIT and subsidiary Building America project data. Data current as of March 31, 2020 . Economic impact data is in 201 9 dollars and all other figures are nominal. HIT’s Investment in Major Markets*

x Documentation – 100% union labor requirement laid out in legal documents, signed by General Contractor and Developer. x Monitoring and Enforcement – Labor Relations ensures compliance and solves issues that may arise. x Measurement – work hours measured and reported for every project. 5 Union Labor Policies Success is Measured in the Implementation

x Remote operations since March 10, 2020 to ensure staff safety and protect public, drawing on Business Continuity Plan successfully tested in December 2019 x All business operations performing smoothly (i.e., trade settlements, construction draw funding, accounts payable, payroll), with continuous cybersecurity monitoring and no interruption x As COVID - 19 subsides, the HIT is ready to be a catalyst to help working families and spur growth by leveraging labor’s capital to create union jobs and affordable housing – essential elements of the economic recovery – just as it did following the 2008 and 9/11/2001 crises COVID - 19 UPDATE: Seamless operations in pandemic and positioning to support the recovery 6

Erica Khatchadourian Chief Financial Officer 25+ years of experience in accounting for financial transactions, general and personnel management and policy development, with 26 years at the HIT Chang Suh CEO/Co - Chief Portfolio Manager 20+ years of experience in the financial services industry, specializing in the commercial mortgage industry and 21 years at the HIT Nick Milano General Counsel 20+ years of experience in the financial services sector, with 9 years at the HIT Lesyllee White Chief Marketing Officer 20+ years of experience in the financial services industry, with 19 years at the HIT Michael Cook Co - Chief Portfolio Manager 15 years of experience managing, trading and structuring investments at the HIT 7 Leadership Team Ted Chandler Managing Director, Regional Operations 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 10 years at the HIT John Hanley Senior Managing Director 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 14 years at the HIT. Corinne Smith Chief of Staff/Special Counsel 30+ years of management and legal experience in transactional, operational compliance and policy matters with 7+ years at the HIT

8 Plan types include pension, health & welfare, annuity, among others. $2,184.18 34% $767.47 12% $1,055.02 17% $1,778.39 28% $556.68 9% Investors at a Glance (as of 3/31/2020) $ in Millions Building Trades - Local (251) Building Trades - National (20) Industrial - Other (50) Public (13) Service (33) Investor Profile: 367 Investors Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus contai nin g more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing.

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, expres s o r implied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as ame nde d, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its a nnu al (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT. 9 Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31, 2020 was 8.60%, 4.54%, 3.17%, and 3.70%, respectiv ely. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualiz ed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than th e original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the mos t recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deducti on of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s prospectus.

HIT: Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction securities help provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds 10 HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds

The HIT seeks to offer investors: x Competitive Returns x High Credit Quality x Highly Liquid Investment x Value Added – Collateral Benefits: » Union Construction Jobs, Affordable Housing, Economic Impact Competitive Returns and Collateral Benefits Through Directly Sourced Multifamily Investments 11 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State]

12 Objectives Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns versus the Bloomberg Barclays US Aggregate Bond Index. x Generate employment for union members in the construction trades and related industries. x Support housing construction including affordable and workforce projects . x Specialize in directly sourced multifamily mortgage backed securities (MBS) that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to the Barclays Aggregate HIT Objectives and Strategy

13 Construction - Related Multifamily Investment Process INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves transactions for investment or recommends transactions to Executive Committee, if required INVESTMENT MAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT MANAGEMENT TEAM ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management $75M or over under $75M

14 HIT vs. Benchmark: Fundamentals As of March 31, 2020 HIT Barclays Agg AAA Index HIT Barclays Agg AAA Index Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 93.3% 73.1% 100% Effective Duration 5.64 5.86 4.90 A & Below/Not Rated 1.92% 23.6% 0% Convexity 0.22 0.19 0.15 Higher Yield Lower Prepayment Risk Current Yield 3.02% 2.87% 2.56% Prepayment Protection 77% 73% 64% Yield to Worst 2.05% 1.63% 0.92% No Prepayment Protection 23% 27% 36% AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index . The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 .

3.50% 8.94% 4.94% 3.57% 4.13% 3.43% 8.60% 4.54% 3.17% 3.70% 3.15% 8.93% 4.82% 3.36% 3.88% 5.81% 10.49% 5.06% 3.36% 3.54% 0.0% 2.0% 4.0% 6.0% 8.0% 10.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Annualized Total Returns vs. Benchmark and AAA Index As of March 31, 2020 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less tha n t he original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data curre nt to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures inve sto rs experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 15

16 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 HIT Gross HIT Net Barclays Aggregate The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annu ali zed. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the origin al cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is av ailable from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance fi gures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can b e found on page 1 of the HIT’s current prospectus.

17 HIT’s Performance Is Similar to the Benchmark Rolling annual returns show a high correlation with the Barclays Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT vs. Barclays Aggregate Performance Rolling Annual Returns on a Monthly Basis HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended March 31, 2020 was 8.60%, 4.54%, 3.17%, and 3.70%, respectiv ely. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment re sul ts and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current perfor man ce may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at w ww.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. -3% 0% 3% 6% 9% 12% 15% Sep-02 Mar-03 Sep-03 Mar-04 Sep-04 Mar-05 Sep-05 Mar-06 Sep-06 Mar-07 Sep-07 Mar-08 Sep-08 Mar-09 Sep-09 Mar-10 Sep-10 Mar-11 Sep-11 Mar-12 Sep-12 Mar-13 Sep-13 Mar-14 Sep-14 Mar-15 Sep-15 Mar-16 Sep-16 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 HIT Gross Barclays Aggregate

18 Active Risk Management x Portfolio Management Committee » Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee » Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures » Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee » Reviews and approves all commitments related to internally sourced construction transactions » Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million

39.6% 4.8% 2.2% 50.7% 0.8% 1.9% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of March 31, 2020 * Based on total investments and including unfunded commitments. 19 93% Government/ Agency/AAA/Cash High Credit Quality

* Based on total investments and including unfunded commitments. ** Includes 4.8% FN DUS SARM allocation 13.7% 0.3% 1.6% 12.3% 65.1% 1.7% 0.8% 4.4% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS** 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of March 31, 2020 20 77% Multifamily Overweight to Multifamily Sector

21 Multifamily Focus: Attractive Spreads x Multifamily construction - related loan spreads provide an attractive opportunity for risk adjusted returns relative to other investment grade sectors as spreads are near historically wide levels relative to Treasuries. x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. 20 70 120 170 220 270 Mar-17 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads March 2017 - March 2020 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS Investment Comparison As of March 31, 2020 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) 10 Year UST 9.28 0.47 0.70% 0 GNMA Construction/Permanent 9.17 0.50 3.02% 232 GNMA Permanent 8.30 0.40 2.12% 142 Agency CMBS (gnr 2018 - 170 be ) 7.36 0.63 1.90% 121 FNMA Multifamily 10/9.5 DUS 8.14 0.39 1.62% 92 UMBS 2.5% 30yr MBS 2.70 - 3.99 2.18% 149 GNMA 2.5% 30yr MBS 3.58 - 2.38 1.69% 100 Barclays AAA Corporate Index 11.85 2.44 2.13% 144 Source: HIT and Securities Dealers

Multifamily Housing Demand Remains Strong 22 Decline in Business Hiring (change in nonfarm payrolls) Construction Spending (monthly change) ▪ 40 million Americans live in multifamily a partments and that number could rise after the economy reopens post COVID - 19. ▪ Construction declined in February 2020 and is expected to continue to be impacted by the spread of the illness, social distancing and shortages of materials. Post crisis, construction is expected to rebound. ▪ Record unemployment insurance filings and a severe contraction of business hiring should favor renting over owning. ▪ The federal government and most state governments have temporarily banned evictions. Source: National Multifamily Housing Council; US Census Bureau As of March 31, 2020, unless otherwise denoted -2 -1 0 1 2 3 4 5 Jul-19 Aug-19 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Total Residential -800 -600 -400 -200 0 200 400 600 Mar-15 Jun-15 Sep-15 Dec-15 Mar-16 Jun-16 Sep-16 Dec-16 Mar-17 Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20

23 Interest Rate Environment Yield Curve Market Inflation Expectations Economic Indicators 9/30/2019 12/31/2019 3/31/2020 GDP (seasonally adj. annual rate) 2.1% 2.1% N/A Unemployment Rate 3.6% 3.5% 4.4% Core Inflation (Personal Consumption Expenditures (PCE) less food and energy) yearly basis 1.7% 1.6% 1.8%* Effective Federal Funds Rate 2.0% 1.6% 0.7% Source: Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board 2.488 2.511 2.586 2.684 3.015 1.569 1.691 1.831 1.917 2.39 0.246 0.38 0.541 0.669 1.321 0 0.5 1 1.5 2 2.5 3 3.5 2 5 7 10 30 12/31/2018 12/31/2019 3/31/2020 0.1 0.3 0.5 0.7 0.9 1.1 1.3 1.5 1.7 1.9 0.4 0.9 1.4 1.9 2.4 2.9 10-Year Treasury Yield (left axis) 5x5 Year Breakeven Inflation (right axis) * PCE Core Inflation as of 2/2020

24 Capital Market Outlook x In this time of financial and economic uncertainty, the HIT stands ready – as it has in past crises – to put labor’s capital to work in high credit quality construction multifamily projects, creating much needed jobs and benefits for the unions while generating a competitive, attractive income for its investors . x There are historic levels of uncertainty and volatility as markets process the impact of sudden economic halts. The longer term effects of the virus on the financial markets and the broader economy are unknown since this magnitude of a global health crisis has never been seen before. x This is not a normal market environment. Investors should be prepared for an extended period of extraordinary high levels of volatility. x Governments and global central banks have responded to the deterioration in financial conditions with record amounts of monetary stimulus – cutting interest rates and rapidly expanding asset purchases and government spending to get essential resources to those in need. x The Federal Reserve, with target rates at 0 - 0.25%, has announced expanded authorities to lend and purchase securities in sectors that previously have not been part of their balance sheet: state and local municipalities, investment grade and speculative grade corporate bonds, small business loans, and other high grade structured bonds backed by commercial real estate. x Fiscal and monetary policy stimulus limited the damage to financial risk markets. However, the future uncertainty surrounding economic output, unemployment, disinflation and spikes in volatility across risk markets could remain very high.

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at or by viewing the HIT’s website at www . aflcio - hit . com . The prospectus should be read carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind .